Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2022	¥ 75,362
2023	75,138
2024	75,453
2025	75,230
2026	76,548
2027-2031	¥ 350,793